UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570
Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (99.0%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	354
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	164
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/19 (Prere.)	3,455	3,541
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/19 (Prere.)	2,550	2,616
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/19 (Prere.)	4,395	4,504
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/19 (Prere.)	1,500	1,539
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/19 (Prere.)	3,415	3,500
Amherst NY Development Corp. Revenue
(Daemen College Project)	5.000%	10/1/43	1,000	1,080
Amherst NY Development Corp. Revenue
(Daemen College Project)	5.000%	10/1/48	1,000	1,075
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,667
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	4,054
1 Battery Park City Authority New York Revenue
TOB VRDO	1.470%	9/4/18 LOC	13,385	13,385
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	5,818
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	20,637
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	6,660
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	1,023
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,210
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/35	1,750	899
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	139

Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,026
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,877
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,429
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	6,575	7,515
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	6,275	7,103
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	7,990	8,926
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	24,760	26,778
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,567
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,015	2,305
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,800
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,900
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	2,500	2,683
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/30	1,155	1,270
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/42	2,250	2,537
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/47	3,000	3,371
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	571
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	510	589
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,152
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,010	2,292
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	568
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,005
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,771
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/26	300	344
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	700	796
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	950	1,075
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	250	289

Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	500	564
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	220	253
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	380	427
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	575	644
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	450	513
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	268
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	450	511
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	222
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/36	170	188
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	415	455
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	328
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America)	5.000%	7/1/25	500	569
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,290
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,724
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,819
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	715
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,173
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,373
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,274
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,549
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,378
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,142
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,240	8,234

Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,656
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,083
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	645
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,000	1,153
Erie County NY GO	5.000%	4/1/25	560	615
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,233
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	335
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	557
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,111
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,444
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,489
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,438
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,290
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,611
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,397
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,001
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	1,983
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,369
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	749
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	410
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,944
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	525
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,763
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,787
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	350	379
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,665	19,362
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	5,798
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	2,883
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,298
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	14,000	16,052

Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,300	3,776
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	3,000	3,433
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	2,500	2,845
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,406
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,102
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	9,500	10,749
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	11,000	11,326
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	4,500	5,081
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,575	8,105
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,860	11,772
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	950
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	1,520	1,552
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,285
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	17,020
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,652
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	510	599
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,744
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,148
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	12,177
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	865	1,024
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,010	1,156
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,175
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,704
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,010	1,179
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	750	864
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,000	1,148
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,008
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,500	1,717
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,664

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,260
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,320
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,096
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	2,802
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	7,500	8,485
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	19,410
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	7,000	7,890
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,664
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,649
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	1,835	1,841
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,833
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,285
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,001
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/32	600	667
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	4.000%	10/1/47	1,300	1,276
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,787
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,143
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,235
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,181
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,228
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,800
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,635	6,025
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,473
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,701
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,715

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,349
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,780	1,906
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,270	1,360
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/32	1,300	1,520
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/33	1,650	1,753
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/35	1,700	1,967
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	1,000	1,049
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	900	944
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,154
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/43	5,000	5,184
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/23 (Prere.)	4,880	5,562
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,432
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,138
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,858
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,580
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,119
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,551
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,461
Nassau County NY GO	5.000%	1/1/27	3,000	3,447
Nassau County NY GO	5.000%	1/1/28	2,815	3,220
Nassau County NY GO	5.000%	4/1/29	4,320	4,812
Nassau County NY GO	5.000%	4/1/34	5,740	6,347
Nassau County NY GO	5.000%	4/1/35	1,500	1,656
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	1.620%	9/7/18	2,500	2,500
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,771

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,445
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,765	8,442
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,160
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,070
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,302
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	1,535	1,634
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,245	8,714
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,025	3,183
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	779
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	563
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,572
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,871
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,661
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,725
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,921
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,093
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	2,170	2,350
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/22	270	292
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	362
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	372

New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	471
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	414
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,234
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,080
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,343
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,175
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	857
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,567
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,492
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,112
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,858
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,999
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,260
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,075
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,377
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,005
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	226
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	304
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	252
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	347
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	736
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	735
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	645
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,107
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,119
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,120	1,141
New York City NY GO	6.250%	10/15/18 (Prere.)	990	995
New York City NY GO	5.625%	4/1/19 (Prere.)	2,890	2,958
New York City NY GO	5.000%	8/1/26	3,070	3,595
New York City NY GO	5.000%	8/1/27	4,560	5,212
New York City NY GO	5.000%	8/1/28	3,710	4,057
New York City NY GO	5.000%	8/1/28	4,000	4,586

New York City NY GO	5.000%	8/1/28	3,000	3,471
New York City NY GO	5.000%	8/1/28	2,230	2,660
New York City NY GO	5.000%	8/1/28	5,045	5,909
New York City NY GO	6.250%	10/15/28	45	45
New York City NY GO	5.000%	8/1/29	5,010	5,725
New York City NY GO	5.000%	8/1/29	5,055	6,006
New York City NY GO	5.000%	8/1/29	8,515	9,852
New York City NY GO	5.000%	8/1/29	5,000	5,833
New York City NY GO	5.000%	8/1/29	2,500	2,702
New York City NY GO	5.000%	8/1/30	3,000	3,446
New York City NY GO	5.000%	8/1/30	4,720	5,484
New York City NY GO	5.000%	8/1/30	4,000	4,716
New York City NY GO	5.000%	8/1/30	5,015	5,827
New York City NY GO	5.000%	8/1/30	2,185	2,361
New York City NY GO	5.000%	8/1/30	2,335	2,625
New York City NY GO	5.000%	8/1/30	6,220	6,946
New York City NY GO	5.000%	3/1/31	6,000	6,641
New York City NY GO	4.000%	8/1/31	2,775	2,959
New York City NY GO	5.000%	8/1/31	1,440	1,689
New York City NY GO	5.000%	8/1/31	1,500	1,653
New York City NY GO	5.000%	8/1/31	2,000	2,261
New York City NY GO	5.000%	8/1/31	5,000	5,731
New York City NY GO	5.000%	8/1/31	2,230	2,429
New York City NY GO	5.000%	8/1/31	3,000	3,239
New York City NY GO	5.000%	12/1/31	1,770	2,049
New York City NY GO	5.000%	3/1/32	5,000	5,532
New York City NY GO	4.000%	8/1/32	1,935	2,055
New York City NY GO	5.000%	8/1/32	4,000	4,530
New York City NY GO	5.000%	8/1/32	3,735	4,363
New York City NY GO	5.000%	8/1/32	2,985	3,218
New York City NY GO	5.000%	3/1/33	7,500	8,288
New York City NY GO	5.000%	8/1/33	2,875	3,264
New York City NY GO	5.000%	8/1/33	1,010	1,125
New York City NY GO	5.000%	10/1/33	6,500	7,165
New York City NY GO	4.000%	8/1/34	3,000	3,171
New York City NY GO	5.000%	10/1/34	2,000	2,201
New York City NY GO	5.000%	8/1/35	3,500	3,764
New York City NY GO	5.000%	10/1/35	1,945	2,239
New York City NY GO	5.000%	12/1/35	2,500	2,857
New York City NY GO	5.000%	6/1/36	910	1,026
New York City NY GO	4.000%	8/1/36	2,500	2,612
New York City NY GO	5.000%	10/1/36	5,000	5,750
New York City NY GO	5.000%	10/1/36	3,000	3,241
New York City NY GO	5.000%	3/1/37	7,500	8,637
New York City NY GO	5.000%	3/1/37	6,790	7,476
New York City NY GO	5.000%	8/1/37	4,000	4,529
New York City NY GO	5.000%	3/1/38	7,500	8,617
New York City NY GO	5.000%	8/1/38	10,000	11,300
New York City NY GO	5.000%	10/1/38	6,500	7,442
New York City NY GO	5.000%	10/1/39	6,140	7,020
New York City NY GO	4.000%	10/1/41	6,000	6,208
New York City NY GO	5.000%	12/1/41	8,000	9,054
New York City NY GO	4.000%	3/1/42	7,000	7,246
New York City NY GO	5.000%	4/1/43	5,000	5,715
New York City NY GO	4.000%	12/1/43	1,835	1,893
New York City NY GO	5.000%	4/1/45	5,000	5,701
New York City NY GO VRDO	1.520%	9/4/18 LOC	600	600
New York City NY GO VRDO	1.520%	9/4/18	1,475	1,475

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,435
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,129
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	2,998
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,365
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,513
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,554
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,291
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,556
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,880
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,064
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,102
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	2,996
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,550
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,008
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,709
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,263
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.000%	11/1/53	15,000	14,943
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.900%	11/1/48	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,042
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,003
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	4,987
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,865	5,286
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,775
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,057
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	3,000

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,333
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	14,550	14,917
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	15,385	16,743
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,010	10,880
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,045	11,663
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,349
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	3,000	3,447
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,125	6,816
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,000	3,425
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,417
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	8,612
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,608
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	11,705
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	11,458
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,814
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,965	5,589
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,401
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,418
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	7,762
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	10,000	11,546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,766
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,698
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,157
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,569

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,039
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,103
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	26,901
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/47	13,000	13,276
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	11,889
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,295
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.520%	9/4/18	2,700	2,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.520%	9/4/18	12,145	12,145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.520%	9/4/18	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.520%	9/4/18	2,500	2,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	9/4/18	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	9/4/18	5,410	5,410
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	9/4/18	5,250	5,250
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	18,410
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,191
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,610
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,520	3,696
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/37	5,050	5,276
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	14,190	14,777
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,834
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,267
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,094
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,506
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,295	4,723
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,712

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,319
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,750	4,400
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,618
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	8,997
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,000	3,489
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	2,725	3,123
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,100	3,241
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,578
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,160
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,531
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/38	3,000	3,448
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/39	3,000	3,116
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	11,385	11,759
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,236
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,583
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	10,446
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,234
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,563
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	3,000	3,429
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/46	3,000	3,091
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	15
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,407
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	200
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,530	2,924
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	775	833
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	5,782
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,315	1,412
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,512

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,841
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,137
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,060
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	12,000	13,906
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,370	6,154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	11,675
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,045	5,826
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	10,853
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,422
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,035	5,582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,335
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/34	3,880	4,092
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	5,500	6,294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,852
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	7,996
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	3,779
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	4,000	4,211
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	1,695	1,825
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,175
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	5,000	5,706
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	5,000	5,248
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,094
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	10,000	10,462
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	5,000	5,237
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,623
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	11,315
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,010	2,177
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,614
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	16,681

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,789
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	5,000	5,205
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,799
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/43	1,000	1,032
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/44	9,000	9,284
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.550%	9/4/18	2,300	2,300
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,433
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,445
New York City Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	8,000	9,217
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	5/1/40	10,000	11,511
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,197
New York Convention Center Development
Corp. Revenue	0.000%	11/15/33	2,000	1,137
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,431
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	1,628
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	6,000	2,961
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,100
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	1,570
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	1,714
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,539
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	13,570	5,294
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,478
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,360
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	3,000	3,135
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,845	11,762
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	15,966
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,449
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,395
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	24,942
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	21,532
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,544
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,362
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,121
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	27,714
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,482
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,478

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,106
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	5,965	6,409
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	72,831
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,179
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	40	40
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,037
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	310	313
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,077
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,077
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,150	1,239
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	10,000	10,772
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	765	841
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,235	1,358
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,000	1,108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,925	2,168
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,160	1,306
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,325	3,744
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,070	3,457
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,050	2,332
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	960	969
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,085	11,172
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/27	2,240	1,710
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,816
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,020	4,788
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,321
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	4,873
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	660	666
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/29	6,510	4,503
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,425

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,709
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,440
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,577
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	7,500	7,971
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	7,500	7,951
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,156
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,648
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,637
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,575	1,730
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,353
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,632
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,045	1,081
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	3,000	3,100
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,657
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,020	10,928
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,604
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	5,515	6,021
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/42	2,000	2,043
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	930	1,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,010	5,418
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/46	5,000	5,092
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,271
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	8,476
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,607
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	7,353
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	4,000	4,527
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,217
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,173
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,173

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	91
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	413
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	745	819
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	1,595	1,754
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,499
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	1,585	1,730
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,405	3,715
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,730
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,520	2,994
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,162
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,570	3,043
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	2,954
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	10,665
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	1,957
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	12,020	13,802
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,167
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	5,000	5,659
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	5,000	5,716
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	14,774
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	6,770
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	21,375	22,788
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	22,000	23,793
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	3,767
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.640%	9/7/18	11,605	11,605
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.810%	9/7/18	7,500	7,500
New York NY GO	5.000%	8/1/27	5,090	6,069
New York NY GO	5.000%	8/1/28	4,485	5,308
New York NY GO	5.000%	3/1/39	5,315	6,102
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,088

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,740
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,077
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	11,816
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	14,635
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,163
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,060	3,567
New York State Dormitory Authority Revenue	5.000%	1/15/29	3,125	3,705
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,612
New York State Dormitory Authority Revenue	5.000%	10/1/29	3,000	3,483
New York State Dormitory Authority Revenue	5.000%	1/15/30	1,515	1,784
New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	9,570	11,196
New York State Dormitory Authority Revenue	5.000%	10/1/30	2,000	2,313
New York State Dormitory Authority Revenue	5.000%	1/15/31	5,000	5,860
New York State Dormitory Authority Revenue	5.000%	7/1/31	1,400	1,664
New York State Dormitory Authority Revenue	5.000%	10/1/31	2,000	2,303
New York State Dormitory Authority Revenue	5.000%	7/1/32	1,000	1,183
New York State Dormitory Authority Revenue	5.000%	7/1/33	1,210	1,424
New York State Dormitory Authority Revenue	5.000%	3/15/35	5,000	5,823
New York State Dormitory Authority Revenue	4.000%	7/1/35	1,355	1,442
New York State Dormitory Authority Revenue	5.000%	3/15/39	5,000	5,761
New York State Dormitory Authority Revenue	4.000%	3/15/47	5,000	5,160
New York State Dormitory Authority Revenue	4.000%	3/15/48	5,000	5,156
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	868
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,155
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,403
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,316
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,782
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,319
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,087
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,084
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	745
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	586
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/38	5,000	5,881
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,427
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/48	12,255	16,152
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	256

New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	215	226
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	323
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	584
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,119
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	375
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	639
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,950
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	3,000	3,309
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	465
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,503
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	850	993
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/30	515	599
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,374
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,400	1,621
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/33	500	531
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,138
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/34	1,660	1,752
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	856
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/35	1,650	1,735
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	566
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,523
New York State Dormitory Authority Revenue
(Fordham University) VRDO	1.520%	9/7/18 LOC	1,300	1,300
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,856
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,366
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,335	8,195
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,890
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,273
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,537
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,633

New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,035	6,070
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,100	1,305
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	2,000	2,357
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,183
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,190
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,503
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,086
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,422
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	5,679
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	16,500	16,982
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	35	35
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	757
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	665
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,021
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	510
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/29	3,000	3,458
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/30	3,000	3,442
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	8/1/37	3,420	3,445
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	8/1/38	3,000	3,010
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,262
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,071
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,075
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	910	1,007
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	761
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	670	778
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	810
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,726
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	846

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	452
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,302
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,148
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,301
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,147
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,294
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,065	5,893
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	988
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,139
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,686
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	13,824
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,010	6,363
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,000	6,319
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,598
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,558
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	10,917
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	14,320	14,855
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	8,000	8,959
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	7,000	7,586
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	1,000	1,084
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	2,500	2,709
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/21 (Prere.)	1,000	1,090
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,595	1,816
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,269
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	8,970

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,259
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,804
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	3,917
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,338
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,309
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,236
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,357
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,463
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,228
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,334
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,106
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,099
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,094
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	355	362
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,391
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,595
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,690
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	5,000	5,091
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/19 (Prere.)	18,000	18,352

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	10,000	10,222
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,855	6,533
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,695	1,953
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	5,045	5,958
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,859
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,649
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	6,842
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,734
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,439
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,210
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,021
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,294
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	3,997
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,275
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	3,998
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	4,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	3,000	3,408
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,130
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	5,693
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,571
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,584
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	7,430	8,448
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,705	4,134
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,603
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,233
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	9,190	10,475
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,568
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,500	1,690
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	15,000	15,560

New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	3,851
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	449
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	566
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	487
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,123
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,010	1,159
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	559
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	571
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	569
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,211
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,346
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,916
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,275	2,474
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,099
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,257
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,939
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	2,991
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,099
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,676
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,136
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,132
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,694
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	838
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,120
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	687
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,115
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	594
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,112
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	852

New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	747
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,699
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,717
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,465
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,461
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,165
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,831
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,118
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,298
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,718
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	8,823
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,035	5,551
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,307
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	585
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,000	1,059
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,916
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	660
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,258
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,163
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,186
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,332
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	5,995
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	3,927
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,307
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,465
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,296
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,137
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	1.470%	9/4/18 LOC	1,500	1,500
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	1.470%	9/4/18 LOC	2,500	2,500

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	392
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	663
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	15
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	10
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	57
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	67
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	361
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	134
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	185	190
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,345
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	313
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	404
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	518
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,640	1,679
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	1,235	1,252
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	76
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,620
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	604
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,151
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	2,993
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,639
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,552
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,631
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,000	5,747
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	5,889
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	5,709

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,000	1,146
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	8,968
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	3,600	4,118
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,600
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	5,774
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,325
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	10,000	11,366
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,626
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	17,280	19,627
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	4,085	4,636
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,049
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/44	12,885	13,329
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/47	7,570	7,791
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	4,000	4,007
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	5.182%	12/1/25 (2)	2,485	2,485
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/31	1,335	1,574
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/34	1,000	1,166
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/35	1,385	1,614
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/36	1,000	1,159
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/37	1,400	1,619
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/41	1,000	1,151
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/42	1,000	1,150
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,015	3,512
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,594
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,761

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,673
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,436
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,623
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,619
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/37	5,610	5,898
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	11,310	12,978
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	2,515	2,945
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,615
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,000	4,667
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,010	5,828
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	2,500	2,906
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,404
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	5,618
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,679
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,636
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,178
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/42	1,405	1,414
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/43	1,140	1,136
New York State Housing Finance Agency
Affordable Housing Revenue	3.950%	11/1/48	1,500	1,495
New York State Housing Finance Agency
Housing Revenue	3.875%	11/1/48	1,830	1,809
New York State Housing Finance Agency
Housing Revenue	3.900%	11/1/48	1,665	1,642

New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	1.550%	9/7/18 LOC	13,800	13,800
New York State Housing Finance Agency
Revenue	3.800%	11/1/43	2,325	2,314
New York State Housing Finance Agency
Revenue	3.875%	11/1/48	2,635	2,633
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,220	1,225
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.750%	10/1/43	3,400	3,373
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.800%	10/1/48	8,600	8,524
New York State Thruway Authority Revenue	5.000%	1/1/28	5,215	5,940
New York State Thruway Authority Revenue	5.000%	1/1/29	1,220	1,400
New York State Thruway Authority Revenue	5.000%	1/1/29	4,040	4,597
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,942
New York State Thruway Authority Revenue	5.000%	1/1/30	2,650	3,010
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,351
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,299
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,217
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,244
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,364
New York State Thruway Authority Revenue	5.000%	1/1/32	4,115	4,644
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,641
New York State Thruway Authority Revenue	5.000%	1/1/33	1,800	2,084
New York State Thruway Authority Revenue	5.000%	1/1/34	2,855	3,296
New York State Thruway Authority Revenue	5.000%	1/1/35	3,100	3,568
New York State Thruway Authority Revenue	4.000%	1/1/36	1,250	1,309
New York State Thruway Authority Revenue	5.000%	1/1/37	9,050	9,776
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,291
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,781
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,525
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,545
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,290
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,337
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,148
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,148
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,671
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,668
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,631
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,327
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/40	5,000	5,692
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	10,978
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	350
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,991
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.660%	9/7/18 LOC	2,500	2,500

Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,024
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,878
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	501
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/29	475	525
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	496
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,061
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	628
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	691
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,096
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,780	1,873
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,640
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,169
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,271
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,640
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,315
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,128
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/32	510	570
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/33	540	602
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/34	565	629
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/35	595	660
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/36	625	691
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/37	355	392
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/38	285	314
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,101
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	654

Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	674
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	1,750	1,837
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	10,000	10,401
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/48	9,250	10,647
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,010	2,305
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,072
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	5,010	5,935
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,011
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,461
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,015	3,494
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,288
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	7,000	7,407
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	14,645
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,437
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	9,787
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,398
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	6,000	6,802
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	8,000	9,132
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,816
2 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,498
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	2,000	2,248
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,263
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,025	7,549
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,358
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,194
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/32	220	256
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/33	175	202

Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/34	225	259
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/35	225	258
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/36	500	573
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/38	300	342
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/43	3,550	4,027
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,107
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	357
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	756
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	511
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	941
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,709
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	616
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,644
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,706
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	15,212
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,661
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,306
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,524
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,866
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,565
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,790	3,202
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	4,650	5,238
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,225	5,835
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	1,000	1,109
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,525

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	6,606
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	5,835	6,388
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	7,000	7,544
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/45	10,540	10,794
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,744
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,797
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	5,000	6,194
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,247
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	2,620	1,810
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	833
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	573
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,215	2,600
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,805
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	8,995	10,505
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,010	3,470
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,273
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,540	1,786
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,090	3,573
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	5,690
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,010	5,747
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,842
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,431
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	2,525	2,839
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,479
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,243
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	7,500	8,600
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/43	18,205	20,966
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/44	6,325	7,279
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,584

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,835	6,622
Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	10,283
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	1.520%	9/4/18 LOC	8,600	8,600
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,123
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,138
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,149
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,151
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,833
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,140
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,576
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,820
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,015	7,985
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,350
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	7,927
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	10,912
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,554
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	8,937
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,774
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	27,094
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/38	3,010	3,500
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	3,000	3,485
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/40	3,000	3,480
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	30,579
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,000	3,475
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	93
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,037
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,696
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,934
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	11,710	12,421

Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	16
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	252
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,459
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,661
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	4,615	5,019
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	6,896
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/37	1,275	1,416
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/47	1,045	1,149
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,119
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,114
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,108
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,711
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,470
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/45	5,325	5,437
				4,469,458
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	450	506
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,090
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,603
				8,199
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,065

Total Tax-Exempt Municipal Bonds (Cost $4,389,701)				4,478,722
Total Investments (99.2%) (Cost $4,389,701)				4,478,722
Other Assets and Liabilities-Net (0.8%)				38,035
Net Assets (100%)				4,516,757
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $45,350,000, representing 1.0% of net assets.
2 Securities with a value of $517,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2018	348	39,463	(35)
2-Year U.S. Treasury Note	December 2018	149	31,493	7
30-Year U.S. Treasury Bond	December 2018	21	3,029	(6)
				(34)
Short Futures Contracts
10-Year U.S. Treasury Note	December 2018	(225)	(27,060)	(15)
Ultra Long U.S. Treasury Bond	December 2018	(49)	(7,806)	(22)
				(37)
				(71)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,478,722	—
Futures Contracts—Assets[1]	54	—	—

Futures Contracts—Liabilities[1]	(4)	—	—
Total	50	4,478,722	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard New York Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New York (100.2%)
	Albany NY Industrial Development Agency Civic
	Facility Revenue (CHF Holland Suites LLC
	Project) VRDO	1.570%	9/7/18 LOC	8,025	8,025
	Amherst NY BAN	2.000%	11/8/18	16,000	16,025
1	Battery Park City Authority New York Revenue
	TOB VRDO	1.470%	9/4/18 LOC	17,660	17,660
	Bellmore NY Union Free School District BANS	3.000%	6/28/19	9,265	9,358
1	City of New York NY GO TOB VRDO	1.590%	9/7/18	7,500	7,500
	Columbia County NY Capital Resource Corp.
	Civic Facility Revenue (Columbia Memorial
	Hospital Project) VRDO	1.600%	9/7/18 LOC	2,500	2,500
	Columbia County NY Industrial Development
	Agency Civic Facility Revenue (Columbia
	Memorial Hospital Project) VRDO	1.600%	9/7/18 LOC	3,570	3,570
	Delaware Valley NY Industrial Development
	Authority Revenue (Delaware Valley Hospital)
	VRDO	1.600%	9/7/18 LOC	2,350	2,350
	East Greenbush NY Central School District BAN	2.000%	2/8/19	11,575	11,595
	East Meadow NY Union Free School District
	BAN	2.500%	3/1/19	7,625	7,661
1	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project) TOB VRDO	1.580%	9/7/18	6,665	6,665
1	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project) TOB VRDO	1.590%	9/7/18	6,035	6,035
	Franklin County NY Civic Development Corp.
	Revenue VRDO	1.600%	9/7/18 LOC	5,000	5,000
	Geneva NY Industrial Development Agency
	Civic Facility Revenue (Colleges of the
	Seneca Project) VRDO	1.590%	9/7/18 LOC	15,810	15,810
	Grand Island NY BAN	2.500%	10/11/18	10,292	10,307
	Island Trees NY Union Free School District BAN	3.000%	5/31/19	16,500	16,645
	Islip NY BANS	2.500%	10/19/18	11,395	11,408
	Kenmore-Tonawanda NY Union Free School
	District BAN	3.000%	6/13/19	12,373	12,489
	Longwood NY Central School District Suffolk
	County GOLongwood NY Central School
	District Suffolk County	3.000%	6/21/19	10,000	10,095
	Mechanicville NY School District BANS	3.000%	6/21/19	11,660	11,770
	Metropolitan Transportation Authority NY
	Revenue VRDO	1.560%	9/7/18 LOC	11,865	11,865
	Middle Country Central NY School District At
	Centereach GO	3.000%	6/25/19	10,000	10,095
	Monroe County NY Industrial Development
	Agency Civic Facility Revenue (Nazareth
	College) VRDO	1.620%	9/7/18 LOC	6,865	6,865

1	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester) TOB
	VRDO	1.580%	9/7/18	5,620	5,620
1	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester) TOB
	VRDO	1.590%	9/7/18	4,350	4,350
1	Nassau County NY GO TOB VRDO	1.590%	9/7/18 LOC	5,000	5,000
	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	1.550%	9/7/18	31,540	31,540
	Nassau County NY Interim Finance Authority
	VRDO	1.570%	9/7/18	14,070	14,070
	New Rochelle NY BAN	2.500%	3/1/19	8,152	8,191
	New Rochelle NY City School District BAN	3.000%	7/12/19	25,000	25,258
1	New York City Housing Development Corp.
	Revenue TOB VRDO	1.590%	9/7/18	7,500	7,500
	New York City NY Capital Resources Corp.
	Revenue (Loan Enhanced Assistance
	Program) VRDO	1.560%	9/7/18 LOC	3,180	3,180
	New York City NY Capital Resources Corp.
	Revenue (Loan Enhanced Assistance
	Program) VRDO	1.570%	9/7/18 LOC	15,275	15,275
1,2 New York City NY GO TOB PUT		1.710%	10/18/18	4,860	4,860
1	New York City NY GO TOB VRDO	1.530%	9/4/18 LOC	67,000	67,000
	New York City NY GO VRDO	1.520%	9/4/18 LOC	2,250	2,250
	New York City NY GO VRDO	1.520%	9/4/18	8,800	8,800
	New York City NY GO VRDO	1.520%	9/4/18	8,800	8,800
	New York City NY GO VRDO	1.550%	9/4/18 LOC	1,550	1,550
	New York City NY GO VRDO	1.580%	9/7/18 LOC	23,050	23,050
	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue (201 Pearl
	Street) VRDO	1.530%	9/7/18 LOC	15,495	15,495
1	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue TOB VRDO	1.570%	9/7/18	7,500	7,500
1	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue TOB VRDO	1.570%	9/7/18	3,750	3,750
1	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue TOB VRDO	1.610%	9/7/18	6,665	6,665
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (941 Hoe
	Avenue Apartments) VRDO	1.580%	9/7/18 LOC	6,660	6,660
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Aldus Street
	Apartments) VRDO	1.580%	9/7/18 LOC	8,100	8,100
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Bruckner by
	the Bridge) VRDO	1.530%	9/7/18 LOC	300	300
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Elliot
	Chelsea Development) VRDO	1.600%	9/7/18 LOC	100	100
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Granville
	Payne Apartments) VRDO	1.580%	9/7/18 LOC	5,310	5,310
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Markham
	Gardens Apartments) VRDO	1.620%	9/7/18 LOC	16,000	16,000

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Villa Avenue
Apartments) VRDO	1.580%	9/7/18 LOC	5,990	5,990
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	1.560%	9/7/18 LOC	12,700	12,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	1.530%	9/7/18 LOC	4,400	4,400
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	1.530%	9/7/18 LOC	16,110	16,110
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	1.690%	9/7/18 LOC	7,845	7,845
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	1.620%	9/7/18 LOC	7,300	7,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	1.590%	9/7/18 LOC	4,700	4,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	1.570%	9/7/18 LOC	2,900	2,900
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue VRDO	1.580%	9/7/18	23,950	23,950
New York City NY Housing Finance Agency
Revenue (Capitol Green Apartments) VRDO	1.600%	9/7/18 LOC	10,900	10,900
New York City NY Housing Finance Agency
Revenue (Parkledge Apartments) VRDO	1.600%	9/7/18 LOC	25,985	25,985
New York City NY Housing Finance Agency
Revenue (Shore Hill Housing) VRDO	1.530%	9/7/18 LOC	18,750	18,750
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	1.530%	9/7/18 LOC	3,045	3,045
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	1.600%	9/7/18 LOC	2,205	2,205
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.530%	9/4/18 LOC	52,500	52,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.530%	9/4/18 LOC	7,500	7,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.590%	9/7/18	7,400	7,400
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.590%	9/7/18	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.590%	9/7/18	6,440	6,440
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.590%	9/7/18	8,200	8,200

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.520%	9/4/18	9,200	9,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	9/7/18	20,385	20,385
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.560%	9/7/18	22,625	22,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.590%	9/7/18	13,800	13,800
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	1.580%	9/7/18	8,325	8,325
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	1.590%	9/7/18	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	1.590%	9/7/18	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDONew York
City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.580%	9/7/18	5,915	5,915
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.580%	9/7/18	7,000	7,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.580%	9/7/18	2,210	2,210
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.570%	9/7/18	9,335	9,335
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.580%	9/7/18	15,000	15,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18	7,500	7,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18	25,000	25,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18 LOC	23,800	23,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.590%	9/7/18	2,035	2,035
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.500%	9/4/18	700	700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.550%	9/4/18	700	700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.530%	9/7/18	2,400	2,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.550%	9/7/18	1,475	1,475
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.560%	9/7/18 LOC	5,865	5,865
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.640%	9/7/18 LOC	4,540	4,540

New York City NY Transitional Finance Authority
Recovery Revenue VRDO	1.590%	9/7/18	1,200	1,200
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	1.590%	1/7/19	12,000	12,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	1.480%	9/7/18	45,600	45,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	1.480%	9/7/18	22,340	22,340
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	1.590%	9/7/18	5,335	5,335
1 New York City Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.580%	9/7/18	4,000	4,000
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.580%	9/7/18	8,760	8,760
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.590%	9/7/18	6,000	6,000
New York City Transitional Finance Authority
Future Tax Secured Revenue VRDO	1.580%	9/7/18 LOC	17,500	17,500
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.580%	9/7/18	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.710%	9/7/18	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	1.710%	9/7/18	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	1.590%	9/7/18	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	1.620%	9/7/18 LOC	10,000	10,000
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.640%	9/7/18	16,295	16,295
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.580%	9/7/18	12,800	12,800
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.590%	9/7/18	3,330	3,330
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.590%	9/7/18	7,130	7,130
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.590%	9/7/18	3,750	3,750
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.590%	9/7/18	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	1.580%	9/7/18 LOC	39,275	39,275
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.580%	9/7/18	3,650	3,650
New York Metropolitan Transportation Authority
Revenue VRDO	1.550%	9/4/18 LOC	10,300	10,300
New York Metropolitan Transportation Authority
Revenue VRDO	1.560%	9/7/18 LOC	10,000	10,000
New York Metropolitan Transportation Authority
Revenue VRDO	1.560%	9/7/18 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue VRDO	1.580%	9/7/18 LOC	34,015	34,015

1	New York NY GO TOB VRDO	1.590%	9/7/18 LOC	13,000	13,000
	New York State Dormitory Authority Revenue
	(Blythedale Children's Hospital) VRDO	1.560%	9/7/18 LOC	20,975	20,975
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.580%	9/7/18 LOC	1,880	1,880
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.580%	9/7/18 LOC	3,915	3,915
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.580%	9/7/18 LOC	8,500	8,500
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	1.580%	9/7/18 LOC	8,770	8,770
	New York State Dormitory Authority Revenue
	(Cornell University) CP	1.670%	9/13/18	17,000	17,000
1	New York State Dormitory Authority Revenue
	(Cornell University) TOB VRDO	1.590%	9/7/18	15,000	15,000
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	1.500%	9/7/18	14,400	14,400
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	1.500%	9/7/18	4,720	4,720
	New York State Dormitory Authority Revenue
	(Fordham University) VRDO	1.520%	9/7/18 LOC	6,310	6,310
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	1.580%	9/7/18	7,860	7,860
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	1.590%	9/7/18	3,750	3,750
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	1.560%	9/7/18 LOC	4,715	4,715
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	1.560%	9/7/18 LOC	47,680	47,680
1,2 New York State Dormitory Authority Revenue
	(New York University) TOB PUT	1.710%	11/22/18	4,400	4,400
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.580%	9/7/18	6,665	6,665
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.590%	9/7/18	4,375	4,375
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.590%	9/7/18	6,250	6,250
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.590%	9/7/18	6,000	6,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.590%	9/7/18	4,000	4,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.590%	9/7/18	14,675	14,675
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.590%	9/7/18	7,500	7,500
	New York State Dormitory Authority Revenue
	(Rockefeller University) VRDO	1.530%	9/7/18	9,400	9,400
	New York State Dormitory Authority Revenue
	(St. John's University) VRDO	1.510%	9/7/18 LOC	20,000	20,000

1 New York State Dormitory Authority Revenue
TOB VRDO	1.580%	9/7/18	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.580%	9/7/18	5,000	5,000
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.580%	9/7/18	7,845	7,845
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.580%	9/7/18	23,000	23,000
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.580%	9/7/18	19,235	19,235
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.590%	9/7/18	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.590%	9/7/18	16,265	16,265
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.590%	9/7/18	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.590%	9/7/18	3,365	3,365
1 New York State Dormitory Authority TOB VRDO	1.580%	9/7/18	6,185	6,185
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project) VRDO	1.620%	9/7/18 LOC	30,000	30,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.540%	9/7/18 LOC	20,100	20,100
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.600%	9/7/18 LOC	28,200	28,200
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.580%	9/7/18	3,600	3,600
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc.) VRDO	1.610%	9/7/18 LOC	3,100	3,100
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	1.560%	9/7/18 LOC	14,000	14,000
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	1.580%	9/7/18 LOC	19,300	19,300
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	1.600%	9/7/18 LOC	6,000	6,000
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	1.690%	9/7/18 LOC	2,000	2,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	1.600%	9/7/18 LOC	6,000	6,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	1.620%	9/7/18 LOC	12,140	12,140
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	1.560%	9/7/18 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	1.560%	9/7/18 LOC	35,500	35,500
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	1.690%	9/7/18 LOC	5,800	5,800

New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	1.650%	9/7/18 LOC	54,000	54,000
1 New York State Housing Finance Agency
Housing Revenue TOB VRDO	1.630%	9/7/18	6,810	6,810
New York State Housing Finance Agency
Revenue (101 West End) VRDO	1.650%	9/7/18 LOC	47,000	47,000
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	1.620%	9/7/18 LOC	2,900	2,900
New York State Housing Finance Agency
Revenue (Helena Housing) VRDO	1.690%	9/7/18 LOC	2,500	2,500
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	1.580%	9/7/18 LOC	29,400	29,400
New York State Housing Finance Agency
Revenue (Ocean Park Acquisition LP) VRDO	1.690%	9/7/18 LOC	9,350	9,350
New York State Housing Finance Agency
Revenue (Sea Park West LP) VRDO	1.630%	9/7/18 LOC	14,100	14,100
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.570%	9/7/18 LOC	38,000	38,000
New York State Housing Financing Agency
Revenue (Tribeca Park Housing) VRDO	1.570%	9/7/18 LOC	1,200	1,200
New York State Local Government Assistance
Corp. Revenue VRDO	1.530%	9/7/18	19,540	19,540
New York State Local Government Assistance
Corp. Revenue VRDO	1.530%	9/7/18	57,930	57,930
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.480%	9/4/18	5,530	5,530
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.530%	9/4/18	7,905	7,905
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.540%	9/4/18	2,260	2,260
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.560%	9/4/18	21,645	21,645
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.580%	9/7/18	49,200	49,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.650%	9/7/18	15,000	15,000
New York State Power Authority Revenue CP	1.800%	9/19/18	29,944	29,944
New York State Power Authority Revenue CP	1.450%	10/2/18	21,613	21,613
New York State Power Authority Revenue CP	1.520%	10/2/18	20,000	20,000
New York State Power Authority Revenue CP	1.530%	10/2/18	12,600	12,600
New York State Power Authority Revenue CP	1.450%	10/3/18	11,000	11,000
New York State Power Authority Revenue CP	1.550%	10/4/18	23,429	23,429
New York State Power Authority Revenue CP	1.300%	10/11/18	7,700	7,700
1 New York State Power Authority Revenue TOB
VRDO	1.580%	9/7/18 (13)(1)	6,835	6,835
1 New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund) TOB VRDO	1.580%	9/7/18	8,470	8,470
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	20,205
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.590%	9/7/18	3,750	3,750
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.590%	9/7/18	10,300	10,300
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.590%	9/7/18	5,850	5,850

New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.530%	9/7/18 LOC	10,600	10,600
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.530%	9/7/18 LOC	3,680	3,680
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.580%	9/7/18	3,150	3,150
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.580%	9/7/18	15,130	15,130
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.590%	9/7/18	2,800	2,800
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.590%	9/7/18	6,720	6,720
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.590%	9/7/18	9,000	9,000
1 New York State Urban Development Corp. TOB
VRDO	1.580%	9/7/18	6,890	6,890
1 New York State Urban Development Corp. TOB
VRDO	1.590%	9/7/18	3,750	3,750
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.600%	9/7/18 LOC	27,500	27,500
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.620%	9/7/18 LOC	46,200	46,200
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.620%	9/7/18 LOC	22,000	22,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.620%	9/7/18 LOC	20,000	20,000
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	1.680%	9/7/18 LOC	34,700	34,700
Nyack NY Union Free School District BANS	2.750%	6/21/19	9,485	9,561
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	1.600%	9/7/18 LOC	4,315	4,315
Plainview Old Bethpage NY Central School
District BAN	2.000%	10/5/18	12,800	12,811
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/18	1,975	1,983
Port Authority of New York & New Jersey
Revenue CP	1.500%	9/10/18	8,545	8,545
Port Authority of New York & New Jersey
Revenue CP	1.640%	9/12/18	24,425	24,425
Port Authority of New York & New Jersey
Revenue CP	1.290%	10/5/18	11,750	11,750
Port Authority of New York & New Jersey
Revenue CP	1.430%	10/11/18	7,410	7,410
Port Authority of New York & New Jersey
Revenue CP	1.260%	10/16/18	13,775	13,775
Port Authority of New York & New Jersey
Revenue CP	1.740%	10/17/18	7,110	7,110
Port Authority of New York & New Jersey
Revenue CP	1.550%	10/26/18	10,825	10,825
Port Authority of New York & New Jersey
Revenue CP	1.720%	11/8/18	4,055	4,055
Port Authority of New York & New Jersey
Revenue CP	1.770%	11/16/18	13,570	13,570
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.590%	9/7/18	8,500	8,500

1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.610%	9/7/18	3,900	3,900
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.620%	9/7/18	11,500	11,500
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.620%	9/7/18	3,100	3,100
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.630%	9/7/18	2,260	2,260
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.640%	9/7/18	6,500	6,500
1	Port Authority of New York & New Jersey TOB
	VRDO	1.630%	9/7/18	2,790	2,790
1	Regional Transportation Authority IL TOB VRDO	1.570%	9/7/18	7,500	7,500
	Rockville Centre Union Free School District GO	3.000%	6/25/19	12,500	12,622
	Shenendehowa NY Central School District
	BANS	3.000%	6/26/19	11,200	11,313
	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	1.560%	9/7/18 LOC	1,050	1,050
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue (Ithaca
	College) VRDO	1.570%	9/7/18 LOC	21,135	21,135
	Triborough Bridge & Tunnel Authority New York
	Revenue (MTA Bridges and Tunnels) VRDO	1.520%	9/4/18 LOC	1,100	1,100
1	Triborough Bridge & Tunnel Authority New York
	Revenue TOB VRDO	1.590%	9/7/18	6,665	6,665
1	Triborough Bridge & Tunnel Authority New York
	Revenue TOB VRDO	1.590%	9/7/18	4,195	4,195
1	Triborough Bridge & Tunnel Authority New York
	Revenue TOB VRDO	1.590%	9/7/18	3,750	3,750
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	1.520%	9/4/18 LOC	18,000	18,000
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	1.530%	9/7/18 LOC	13,940	13,940
1	Triborough Bridge & Tunnel Authority TOB
	VRDO	1.580%	9/7/18	14,000	14,000
	Union Endicott NY Central School District BANS	2.500%	6/28/19	5,300	5,328
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	1.580%	9/7/18	5,250	5,250
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	1.580%	9/7/18	6,750	6,750
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	1.590%	9/7/18	1,000	1,000
	Wappingers NY Central School District BAN	3.250%	8/14/19	5,056	5,124
	Washingtonville NY Central School District BAN	2.750%	6/26/19	10,300	10,383
	West Hempstead NY Union Free School District
	BANS	2.750%	6/14/19	5,000	5,031
	Williamsville Central School District BANS	3.000%	6/12/19	6,805	6,870

Total Tax-Exempt Municipal Bonds (Cost $3,002,944)					3,002,944
Other Assets and Liabilities-Net (-0.2%)					(6,503)
Net Assets (100%)					2,996,441
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in
	transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate
	value of these securities was $1,014,435,000, representing 33.9% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

Vanguard Fiduciary Trust Company - New York Municipal Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).

Vanguard Fiduciary Trust Company - New York Municipal Money Market Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.